ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 23.9%
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,984	NIKE, Inc., Class B			$ 306,508

	ASSET MANAGEMENT - 0.5%
528	BlackRock, Inc.			461,984

	BANKING - 1.7%
7,395	Bank of America Corporation			304,896
4,757	Citigroup, Inc.			336,558
9,142	Fifth Third Bancorp			349,498
1,188	JPMorgan Chase & Company			184,782
7,016	Wells Fargo & Company			317,755
				1,493,489
	BEVERAGES - 0.7%
4,324	PepsiCo, Inc.			640,687

	BIOTECH & PHARMA - 2.3%
1,580	Amgen, Inc.			385,125
7,675	Bristol-Myers Squibb Company			512,844
2,607	Eli Lilly and Company			598,358
6,303	Merck & Company, Inc.			490,184
630	Organon & Company(a)			19,064
				2,005,575
	E-COMMERCE DISCRETIONARY - 0.7%
193	Amazon.com, Inc.(a)			663,951

	ENTERTAINMENT CONTENT - 0.7%
3,365	Walt Disney Company (The)(a)			591,466

	HOUSEHOLD PRODUCTS - 0.7%
4,198	Procter & Gamble Company (The)			566,436

	INSURANCE - 0.3%
4,997	American International Group, Inc.			237,857

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 23.9% (Continued)
	INTERNET MEDIA & SERVICES - 1.9%
306	Alphabet, Inc., Class C(a)			$ 766,934
1,665	Facebook, Inc., Class A(a)			578,937
603	Netflix, Inc.(a)			318,511
				1,664,382
	LEISURE FACILITIES & SERVICES - 0.5%
1,851	McDonald's Corporation			427,562

	MORTGAGE FINANCE - 4.5%
231,882	AGNC Investment Corporation			3,916,487

	OIL & GAS PRODUCERS - 0.6%
2,426	Chevron Corporation			254,099
4,879	ConocoPhillips			297,131
				551,230
	RETAIL - CONSUMER STAPLES - 1.3%
1,427	Costco Wholesale Corporation			564,621
3,849	Walmart, Inc.			542,786
				1,107,407
	RETAIL - DISCRETIONARY - 0.6%
1,531	Home Depot, Inc. (The)			488,221

	RETAIL REIT - 0.6%
8,205	Realty Income Corporation			547,602

	SEMICONDUCTORS - 0.8%
5,234	Advanced Micro Devices, Inc.(a)			491,629
207	NVIDIA Corporation			165,621
				657,250
	SOFTWARE - 1.7%
1,939	Citrix Systems, Inc.			227,387
3,353	Microsoft Corporation			908,329
1,753	salesforce.com, Inc.(a)			428,205
				1,563,921
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 23.9% (Continued)
	TECHNOLOGY HARDWARE - 1.0%
6,122	Apple, Inc.			$ 838,469

	TECHNOLOGY SERVICES - 0.9%
1,300	Fiserv, Inc.(a)			138,957
1,405	PayPal Holdings, Inc.(a)			409,529
851	Visa, Inc., Class A			198,981
				747,467
	TELECOMMUNICATIONS - 1.0%
2,650	T-Mobile US, Inc.(a)			383,800
9,457	Verizon Communications, Inc.			529,875
				913,675
	TRANSPORTATION & LOGISTICS - 0.5%
1,995	United Parcel Service, Inc., Class B			414,900

	TOTAL COMMON STOCKS (Cost $17,744,762)			20,806,526

	REITS — 4.5%
	SPECIALTY FINANCE - 4.5%
439,443	Annaly Capital Management, Inc.			3,902,254

	TOTAL REITS (Cost $3,922,062)			3,902,254

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 34.5%
	BANKING — 7.1%
850,000	Bank of America Corporation	4.2500	10/22/26	960,828
550,000	Bank of America Corporation	4.1830	11/25/27	616,820
500,000	Bank of America Corporation	6.1100	01/29/37	686,661
1,250,000	Citigroup, Inc.	4.4500	09/29/27	1,429,060
100,000	JPMorgan Chase & Company	4.2500	10/01/27	114,185
600,000	Wachovia Corporation	5.5000	08/01/35	776,456
1,350,000	Wells Fargo & Company	4.3000	07/22/27	1,541,009

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.5% (Continued)
	BANKING — 7.1% (Continued)
				$ 6,125,019
	BIOTECH & PHARMA — 1.2%
1,000,000	Amgen, Inc.	3.1500	02/21/40	1,044,707

	INSTITUTIONAL FINANCIAL SERVICES — 5.4%
2,400,000	Goldman Sachs Group, Inc.	6.7500	10/01/37	3,500,331
1,100,000	Morgan Stanley	4.3500	09/08/26	1,247,255
				4,747,586
	INSURANCE — 4.7%
2,400,000	American International Group, Inc.	3.8750	01/15/35	2,727,379
1,100,000	American International Group, Inc.	4.7000	07/10/35	1,344,265
				4,071,644
	LEISURE FACILITIES & SERVICES — 6.9%
4,000,000	McDonald's Corporation	4.7000	12/09/35	4,978,984
1,000,000	Starbucks Corporation	2.5500	11/15/30	1,038,214
				6,017,198
	SPECIALTY FINANCE — 1.3%
250,000	Capital One Financial Corporation	3.7500	03/09/27	278,209
750,000	Capital One Financial Corporation	3.8000	01/31/28	846,445
				1,124,654
	TECHNOLOGY HARDWARE — 0.4%
250,000	Apple, Inc.	4.5000	02/23/36	316,396

	TELECOMMUNICATIONS — 7.5%
3,800,000	AT&T, Inc.	4.5000	05/15/35	4,472,470
750,000	Verizon Communications, Inc.	4.5000	08/10/33	898,273
1,000,000	Verizon Communications, Inc.	4.2720	01/15/36	1,195,960
				6,566,703
	TOTAL CORPORATE BONDS (Cost $28,998,700)			30,013,907

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.3%
	SALES TAX — 1.2%
1,000,000	Metropolitan Atlanta Rapid Transit Authority	2.6800	07/01/40	$ 1,011,186

	WATER AND SEWER — 3.1%
1,000,000	City of Cincinnati OH Water System Revenue	2.6260	12/01/40	1,018,405
750,000	City of Dallas TX Waterworks & Sewer System	2.5300	10/01/37	770,049
1,000,000	Suffolk County Water Authority	2.3100	06/01/39	970,826
				2,759,280
	TOTAL MUNICIPAL BONDS (Cost $3,794,086)			3,770,466

	U.S. GOVERNMENT & AGENCIES — 78.9%
	AGENCY FIXED RATE — 66.5%
470,880	Fannie Mae Pool	4.0000	08/01/47	502,650
1,686,646	Fannie Mae Pool	3.5000	04/01/48	1,831,934
4,017,951	Fannie Mae Pool(b)	3.0000	07/01/50	4,200,626
4,690,298	Fannie Mae Pool	3.0000	10/01/50	4,893,317
245,248	Freddie Mac Pool	4.5000	02/01/49	267,902
3,572,247	Freddie Mac Pool(b)	3.0000	11/01/50	3,776,381
112,185	Ginnie Mae I Pool	6.0000	09/15/32	126,070
84,939	Ginnie Mae I Pool	6.0000	01/15/33	95,329
119,798	Ginnie Mae I Pool	6.0000	06/15/33	138,683
82,674	Ginnie Mae I Pool	6.0000	08/15/33	92,769
321,340	Ginnie Mae I Pool	6.5000	10/15/37	372,326
920,606	Ginnie Mae I Pool	4.0000	01/15/46	1,045,191
1,421,670	Ginnie Mae I Pool(b)	4.0000	01/15/48	1,624,344
840,089	Ginnie Mae I Pool	4.0000	03/15/48	958,803
672,353	Ginnie Mae I Pool	4.0000	03/15/48	767,364
1,371,567	Ginnie Mae I Pool(b)	3.5000	04/15/48	1,523,029
788,712	Ginnie Mae I Pool	4.0000	04/15/48	898,003
713,741	Ginnie Mae I Pool	4.0000	05/15/48	796,527
810,520	Ginnie Mae I Pool	4.5000	05/15/48	932,924
588,057	Ginnie Mae I Pool	4.0000	08/15/48	654,315
506,394	Ginnie Mae I Pool	4.0000	11/15/48	569,261

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9% (Continued)
	AGENCY FIXED RATE — 66.5% (Continued)
1,443,498	Ginnie Mae I Pool(b)	4.5000	02/15/49	$ 1,684,407
4,129,257	Ginnie Mae I Pool(b)	4.0000	07/15/49	4,717,703
753,078	Ginnie Mae I Pool(b)	4.5000	02/15/50	878,699
1,279,121	Ginnie Mae II Pool	4.0000	08/20/47	1,362,361
2,586,928	Ginnie Mae II Pool(b)	4.0000	09/20/47	2,761,571
478,613	Ginnie Mae II Pool	4.0000	10/20/47	506,722
3,100,194	Ginnie Mae II Pool(b)	4.5000	02/20/48	3,342,915
864,283	Ginnie Mae II Pool	4.0000	03/20/48	955,637
1,317,171	Ginnie Mae II Pool(b)	4.0000	03/20/48	1,483,500
1,044,655	Ginnie Mae II Pool(b)	4.5000	07/20/48	1,199,205
996,060	Ginnie Mae II Pool(b)	4.0000	09/20/48	1,123,437
1,404,172	Ginnie Mae II Pool	4.0000	09/20/48	1,584,030
599,809	Ginnie Mae II Pool(b)	4.5000	09/20/48	679,018
1,866,684	Ginnie Mae II Pool(b)	4.5000	02/20/49	2,119,691
369,784	Ginnie Mae II Pool (b)	4.5000	05/20/49	397,393
1,944,814	Ginnie Mae II Pool(b)	3.5000	09/20/49	2,058,762
1,543,202	Ginnie Mae II Pool(b)	3.5000	02/20/50	1,713,495
2,977,897	Ginnie Mae II Pool(b)	4.0000	02/20/50	3,359,390
				57,995,684
	AGENCY MBS OTHER — 12.4%
25,000	Ginnie Mae I Pool	7.0000	02/15/22	25,297
25,000	Ginnie Mae I Pool	7.5000	09/15/22	25,730
25,000	Ginnie Mae I Pool	7.5000	10/15/22	25,730
25,000	Ginnie Mae I Pool	7.0000	05/15/23	25,379
39,850	Ginnie Mae I Pool	7.0000	07/15/24	40,454
44,834	Ginnie Mae I Pool	7.5000	12/15/24	45,471
33,550	Ginnie Mae I Pool	7.0000	02/15/25	33,948
25,000	Ginnie Mae I Pool	7.0000	02/15/25	25,315
45,992	Ginnie Mae I Pool	7.5000	02/15/25	47,336
25,000	Ginnie Mae I Pool	7.0000	03/15/25	25,315
25,000	Ginnie Mae I Pool	7.5000	03/15/25	26,231
25,000	Ginnie Mae I Pool	7.5000	04/15/25	25,731
43,625	Ginnie Mae I Pool	7.5000	04/15/25	44,024
48,249	Ginnie Mae I Pool	8.0000	05/15/25	48,757

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9% (Continued)
	AGENCY MBS OTHER — 12.4% (Continued)
42,212	Ginnie Mae I Pool	7.5000	06/15/25	$ 43,445
37,416	Ginnie Mae I Pool	7.5000	06/15/25	37,945
32,075	Ginnie Mae I Pool	7.5000	06/15/25	33,013
33,418	Ginnie Mae I Pool	7.5000	06/15/25	35,063
48,405	Ginnie Mae I Pool	7.5000	09/15/25	49,098
25,000	Ginnie Mae I Pool	7.0000	10/15/25	25,290
25,000	Ginnie Mae I Pool	7.0000	11/15/25	25,290
66,478	Ginnie Mae I Pool	7.5000	12/15/25	68,426
25,000	Ginnie Mae I Pool	7.0000	01/15/26	25,290
25,000	Ginnie Mae I Pool	7.0000	02/15/26	25,290
25,000	Ginnie Mae I Pool	7.0000	04/15/26	25,277
41,133	Ginnie Mae I Pool	7.0000	04/15/26	41,611
25,000	Ginnie Mae I Pool	7.5000	04/15/26	25,376
41,002	Ginnie Mae I Pool	7.5000	05/15/26	41,386
25,000	Ginnie Mae I Pool	7.5000	05/15/26	25,743
25,000	Ginnie Mae I Pool	7.0000	06/15/26	25,277
42,647	Ginnie Mae I Pool	7.5000	07/15/26	43,914
48,072	Ginnie Mae I Pool	7.0000	08/15/26	47,945
45,992	Ginnie Mae I Pool	7.0000	08/15/26	45,870
36,020	Ginnie Mae I Pool	7.0000	08/15/26	35,925
42,308	Ginnie Mae I Pool	7.0000	08/15/26	42,196
38,823	Ginnie Mae I Pool	7.0000	08/15/26	39,254
49,114	Ginnie Mae I Pool	7.0000	08/15/26	49,659
43,602	Ginnie Mae I Pool	7.5000	09/15/26	44,257
47,125	Ginnie Mae I Pool	7.0000	10/15/26	47,028
34,304	Ginnie Mae I Pool	7.5000	10/15/26	34,659
39,181	Ginnie Mae I Pool	7.0000	11/15/26	39,112
25,000	Ginnie Mae I Pool	7.0000	11/15/26	26,195
25,000	Ginnie Mae I Pool	7.0000	01/15/27	26,195
27,344	Ginnie Mae I Pool	7.0000	01/15/27	27,689
73,979	Ginnie Mae I Pool	7.0000	01/15/27	74,963
25,000	Ginnie Mae I Pool	7.0000	03/15/27	26,195
25,000	Ginnie Mae I Pool	7.0000	03/15/27	25,400
31,687	Ginnie Mae I Pool	7.0000	03/15/27	32,184

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9% (Continued)
	AGENCY MBS OTHER — 12.4% (Continued)
48,076	Ginnie Mae I Pool	7.0000	03/15/27	$ 48,050
28,189	Ginnie Mae I Pool	7.0000	04/15/27	28,173
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,385
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,400
25,000	Ginnie Mae I Pool	7.0000	04/15/27	26,195
37,614	Ginnie Mae I Pool	6.5000	05/15/27	37,971
38,556	Ginnie Mae I Pool	7.0000	05/15/27	38,449
25,000	Ginnie Mae I Pool	7.0000	05/15/27	25,385
96,286	Ginnie Mae I Pool	6.5000	06/15/27	98,693
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,400
25,000	Ginnie Mae I Pool	7.0000	06/15/27	26,195
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,367
68,520	Ginnie Mae I Pool	6.5000	07/15/27	68,863
42,686	Ginnie Mae I Pool	6.5000	07/15/27	43,134
36,642	Ginnie Mae I Pool	7.0000	07/15/27	37,022
43,132	Ginnie Mae I Pool	7.0000	08/15/27	43,766
28,583	Ginnie Mae I Pool	7.0000	08/15/27	29,040
39,459	Ginnie Mae I Pool	7.0000	08/15/27	41,344
45,309	Ginnie Mae I Pool	7.0000	08/15/27	46,007
57,734	Ginnie Mae I Pool	7.0000	09/15/27	58,266
35,743	Ginnie Mae I Pool	6.5000	01/15/28	35,671
61,467	Ginnie Mae I Pool	7.0000	01/15/28	61,581
25,000	Ginnie Mae I Pool	7.0000	03/15/28	25,675
45,057	Ginnie Mae I Pool	6.5000	04/15/28	45,286
25,000	Ginnie Mae I Pool	7.0000	04/15/28	25,675
25,000	Ginnie Mae I Pool	7.0000	06/15/28	25,675
25,000	Ginnie Mae I Pool	7.0000	04/15/29	25,600
25,000	Ginnie Mae I Pool	7.0000	04/15/29	25,322
25,000	Ginnie Mae I Pool	7.0000	06/15/29	25,600
25,000	Ginnie Mae I Pool	7.0000	07/15/29	25,600
25,000	Ginnie Mae I Pool	7.0000	09/15/29	25,600
35,993	Ginnie Mae I Pool	7.0000	11/15/29	36,857
34,119	Ginnie Mae I Pool	7.0000	01/15/30	34,358
33,338	Ginnie Mae I Pool	7.0000	01/15/30	33,768

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9% (Continued)
	AGENCY MBS OTHER — 12.4% (Continued)
25,000	Ginnie Mae I Pool	7.0000	02/15/30	$ 25,856
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,600
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,856
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,600
25,000	Ginnie Mae I Pool	7.0000	04/15/30	25,250
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,600
38,156	Ginnie Mae I Pool	7.0000	05/15/30	38,509
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,856
40,836	Ginnie Mae I Pool	7.0000	05/15/30	41,497
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,662
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,669
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,600
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,600
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,662
45,756	Ginnie Mae I Pool	7.0000	06/15/30	46,202
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,856
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,600
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,669
40,738	Ginnie Mae I Pool	7.0000	07/15/30	41,145
25,000	Ginnie Mae I Pool	7.0000	07/15/30	25,856
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,669
41,433	Ginnie Mae I Pool	7.0000	08/15/30	41,858
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,662
45,189	Ginnie Mae I Pool	7.0000	09/15/30	46,273
34,540	Ginnie Mae I Pool	7.0000	09/15/30	35,723
41,711	Ginnie Mae I Pool	7.0000	09/15/30	42,712
25,000	Ginnie Mae I Pool	7.0000	10/15/30	25,669
41,521	Ginnie Mae I Pool	7.0000	10/15/30	42,621
44,210	Ginnie Mae I Pool	7.0000	11/15/30	44,652
85,518	Ginnie Mae I Pool	7.0000	12/15/30	87,570
48,134	Ginnie Mae I Pool	6.5000	01/15/31	50,312
25,000	Ginnie Mae I Pool	6.5000	01/15/31	26,862
30,400	Ginnie Mae I Pool	7.0000	01/15/31	31,221
44,416	Ginnie Mae I Pool	7.0000	01/15/31	45,604

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9% (Continued)
	AGENCY MBS OTHER — 12.4% (Continued)
44,094	Ginnie Mae I Pool	7.0000	02/15/31	$ 44,601
86,993	Ginnie Mae I Pool	6.5000	03/15/31	90,929
25,000	Ginnie Mae I Pool	6.5000	03/15/31	26,862
80,148	Ginnie Mae I Pool	6.5000	03/15/31	85,037
160,608	Ginnie Mae I Pool(b)	6.5000	03/15/31	172,814
25,000	Ginnie Mae I Pool	6.5000	03/15/31	26,604
25,000	Ginnie Mae I Pool	6.5000	04/15/31	26,862
36,832	Ginnie Mae I Pool	6.5000	04/15/31	38,554
107,353	Ginnie Mae I Pool	6.5000	04/15/31	114,062
86,253	Ginnie Mae I Pool	6.5000	05/15/31	90,350
25,000	Ginnie Mae I Pool	6.5000	05/15/31	26,604
99,018	Ginnie Mae I Pool	6.5000	05/15/31	105,207
25,000	Ginnie Mae I Pool	6.5000	06/15/31	26,862
42,345	Ginnie Mae I Pool	6.5000	08/15/31	44,420
37,484	Ginnie Mae I Pool	6.5000	08/15/31	40,277
40,278	Ginnie Mae I Pool	6.5000	08/15/31	42,862
435,354	Ginnie Mae I Pool(b)	6.5000	11/15/31	487,233
263,216	Ginnie Mae I Pool(b)	6.5000	11/15/31	290,217
139,922	Ginnie Mae I Pool	6.5000	01/15/32	148,947
96,504	Ginnie Mae I Pool	6.0000	08/15/32	102,153
116,808	Ginnie Mae I Pool	6.0000	08/15/32	127,856
621,344	Ginnie Mae I Pool(b)	6.5000	08/15/32	695,906
341,574	Ginnie Mae I Pool(b)	6.0000	09/15/32	378,690
471,051	Ginnie Mae I Pool(b)	6.5000	02/15/33	527,735
130,400	Ginnie Mae I Pool	6.0000	04/15/33	140,136
386,940	Ginnie Mae I Pool(b)	6.0000	08/15/33	429,566
408,854	Ginnie Mae I Pool (b)	5.0000	04/15/38	452,933
810,756	Ginnie Mae I Pool(b)	5.0000	06/15/38	902,729
863,669	Ginnie Mae I Pool(b)	5.0000	09/15/38	961,645

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

				Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9% (Continued)
	AGENCY MBS OTHER — 12.4% (Continued)
				$ 10,775,757
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $66,770,685)			68,771,441

	TOTAL INVESTMENTS - 146.1% (Cost $121,230,295)			$ 127,264,594
	LIABILITIES IN EXCESS OF OTHER ASSETS - (46.1)%			(40,152,577)
	NET ASSETS - 100.0%			$ 87,112,017

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
131	CBOT 10 Year US Treasury Note	09/21/2021	$ 17,357,500	$ (40,687)
	TOTAL FUTURES CONTRACTS

Principal Amount ($)
		Interest (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS - (47.4) %

$(10,187,000)	Goldman Sachs Repo	0.2200	07/07/2021	$ (10,187, 000)
(11,100,000)	INTL FCStone Repo	0.2000	07/08/2021	(11,100,000)
(13,032,000)	South Street Repo	0.1200	07/07/2021	(13,032,000)
(6,996,000)	UBS Financial Services of PR Repo	0.1800	07/07/2021	(6,996,000)

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $41,315,000)			$(41,315,000)

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	This security has been pledged as collateral for securities sold under agreements to repurchase.

Fannie Mae - Mortgage-backed securities guaranteed by the Federal National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity.

Freddie Mac - Mortgage-backed securities guaranteed by the Federal Home Loan Mortgage Corporation. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity.

Ginnie Mae - Mortgage-backed securities guaranteed by the Government National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity. GNMA securities are the only mortgage-backed securities guaranteed by the full faith and credit of the U.S. Government.